RESEARCH AND DEVELOPMENT, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Research and Development Expense [Abstract]
Gross research and development expenses	$ 108.3	$ 107.3	$ 140.4
Reimbursements from the IIA and other government grant programs	0.0	0.0	0.0
Capitalized computer software, impairments	$ 0.0	$ 0.0	$ 0.0